Disposals - IHS Rwanda and IHS Kuwait - Narratives (Details) $ in Millions			12 Months Ended
	Oct. 09, 2025 USD ($) loan	Dec. 19, 2024 USD ($)	Dec. 31, 2024
IHS Rwanda Group
Disposals
Cash disposed on disposal of subsidiary	$ 5.2
Percentage of ownership interests in subsidiary disposed	100.00%
IHS Rwanda Group | Rwanda, Rwanda Francs
Disposals
Deferred consideration	$ 70.0
Number of vendor loan | loan	2
Interest rate	12.00%
Repayable term	2 years
IHS Rwanda Group | United States of America, Dollars
Disposals
Deferred consideration	$ 24.5
Interest rate	0.00%
Repayable term	3 years
IHS Kuwait Limited
Disposals
Cash disposed on disposal of subsidiary		$ 23.5
Percentage of ownership interests in subsidiary disposed		70.00%	70.00%